(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
(Loss) Earnings Per Share

NOTE 12. (LOSS) EARNINGS PER SHARE

The following table presents a reconciliation of basic and diluted earnings per share:

	For the years ended December, 31
	2019	2018	2017
Numerator:
Net (loss) income	$(61,995,758)	$(3,818,737)	$24,048,184
Denominator:
Weighted average number of common stock outstanding-basic and diluted	4,422,837 *	4,422,837 *	4,176,141	*
(Loss) earnings per share – Basic and diluted:	$(14.02)	$(0.85)	$5.758	*

* - The computation of basic and diluted share and EPS data should be adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.